Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities	Accrued expenses and other liabilities consisted of the following (in thousands):

	December 31,
	2020	2019
Compensation and benefits	8,732	$6,568
Research and development costs	15,343	10,449
UCLB milestone	205	663
Professional fees	3,005	2,611
Corporate tax	—	391
Other liabilities	496	716
Total accrued expenses and other liabilities	$27,781	$21,398